Consolidated Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 112.7%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	25,326,880	$25,138,045
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	7,789,550	7,859,374 (a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	13,597,290	14,458,221
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	29,266,400	30,261,311 (a)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	110,844,960	121,443,968 (a)(b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,779,308	3,873,057
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	43,380,480	35,338,977
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	39,902,280	35,631,826 (c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	36,956,786	28,907,449 (b)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	23,707,188	15,303,362 (a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	16,703,280	10,086,231
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	4,756,140	4,197,637
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	19,896,750	19,556,949 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	47,436,090	46,348,511
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	30,270,750	29,499,778
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	100,779,608	98,227,580 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	35,940,000	34,656,505
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	31,732,824	30,584,334 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	23,367,330	22,298,506 (a)
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	7,642,140	7,326,610
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,221,120	1,126,572
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	7,033,200	6,351,792
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	22,100,910	19,704,456
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	33,961,984	32,319,546 (a)(b)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	6,132,420	6,114,735

Total U.S. Treasury Inflation Protected Securities (Cost — $734,381,039)				686,615,332
Corporate Bonds & Notes — 10.6%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	98,200

Consumer Discretionary — 0.6%
Hotels, Restaurants & Leisure — 0.6%
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,480,000	2,475,999
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	179,351
Sands China Ltd., Senior Notes	4.375%	6/18/30	600,000	566,545
Sands China Ltd., Senior Notes	3.250%	8/8/31	600,000	518,384

Total Consumer Discretionary				3,740,279
Energy — 5.6%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	11,000	10,883
Oil, Gas & Consumable Fuels — 5.6%
Apache Corp., Senior Notes	5.250%	2/1/42	910,000	812,542
Apache Corp., Senior Notes	4.250%	1/15/44	2,630,000	1,970,840
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	580,000	558,557
Chevron USA Inc., Senior Notes	3.900%	11/15/24	500,000	498,721
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,230,000	$1,282,706 (d)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	1,915,497
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,200,000	1,227,295
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,880,000	2,729,499
EOG Resources Inc., Senior Notes	4.375%	4/15/30	70,000	70,134
EOG Resources Inc., Senior Notes	4.950%	4/15/50	250,000	237,183
EQT Corp., Senior Notes	5.000%	1/15/29	1,240,000	1,247,026
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	6,590,000	5,847,779
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	660,000	502,241
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	330,000	332,985
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,690,000	2,812,984
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,180,000	1,247,135
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,410,000	1,431,425
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	4,000,000	3,847,954 (d)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	1,300,000	1,209,898
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,372,343
YPF SA, Senior Notes	8.500%	7/28/25	1,700,000	1,702,997 (e)
Total Oil, Gas & Consumable Fuels				33,857,741

Total Energy				33,868,624
Financials — 1.0%
Banks — 0.7%
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	4,480,000	4,295,747 (f)
Financial Services — 0.3%
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.409%	12/21/65	2,084,000	1,719,946 (d)(f)

Total Financials				6,015,693
Health Care — 0.7%
Pharmaceuticals — 0.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	3,130,000	2,837,205 (d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000	1,467,808 (d)

Total Health Care				4,305,013
Industrials — 0.5%
Aerospace & Defense — 0.5%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	27,405
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,470,000	3,051,187

Total Industrials				3,078,592
Information Technology — 0.0%††
Semiconductors & Semiconductor Equipment — 0.0%††
Broadcom Inc., Senior Notes	3.137%	11/15/35	400,000	334,548 (d)

Materials — 2.2%
Metals & Mining — 2.2%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	570,000	577,866 (d)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,630,000	1,595,522 (d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	1,110,000	964,900 (d)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,208,190
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,620,000	$1,587,560
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	2,330,000	2,271,738 (d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000	491,192 (d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000	1,591,077 (d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,600,000	1,545,452
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000	1,347,713

Total Materials				13,181,210
Total Corporate Bonds & Notes (Cost — $70,126,864)				64,622,159
Collateralized Mortgage Obligations(g) — 8.6%
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	1,854,459	1,840,769 (d)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. Term SOFR + 0.279%)	2.518%	9/29/36	1,748,710	1,362,434 (d)(f)
Banc of America Funding Trust, 2015-R2 5A2	2.518%	9/29/36	3,993,490	3,219,192 (d)(f)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.136%	9/15/54	8,120,916	374,053 (f)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	7.884%	7/15/35	2,000,000	1,971,380 (d)(f)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	7.241%	8/15/41	1,080,000	1,080,869 (d)(f)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.606%	8/19/38	1,268,676	1,261,394 (d)(f)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	6.151%	9/15/36	910,000	902,053 (d)(f)
BX Commercial Mortgage Trust, 2021-XL2 D (1 mo. Term SOFR + 1.511%)	6.848%	10/15/38	1,231,839	1,202,688 (d)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.443%	2/15/39	1,381,809	1,361,951 (d)(f)
BX Trust, 2021-ARIA D (1 mo. Term SOFR + 2.010%)	7.347%	10/15/36	2,230,000	2,183,162 (d)(f)
BX Trust, 2022-CLS A	5.760%	10/13/27	1,300,000	1,306,263 (d)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	6.353%	2/15/38	578,962	561,832 (d)(f)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	570,000	585,397 (d)(f)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	750,000	793,843 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B1 (30 Day Average SOFR + 2.650%)	7.999%	1/25/51	1,176,000	1,245,115 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.849%	6/25/42	1,820,000	1,970,329 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA1 M1A (30 Day Average SOFR + 2.100%)	7.448%	3/25/43	604,891	615,730 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	7.448%	4/25/43	1,379,533	1,405,723 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	7.299%	2/25/44	1,850,000	1,865,603 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA2 A1 (30 Day Average SOFR + 1.250%)	6.599%	5/25/44	797,713	799,028 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,461,183	1,445,217 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.563%	7/25/39	423,151	441,730 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.713%	1/25/40	1,660,000	1,722,348 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	10.899%	1/25/43	480,000	531,690 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	8.448%	6/25/43	510,000	539,287 (d)(f)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	7.149%	2/25/44	500,000	$503,490 (d)(f)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.471%	7/15/39	1,000,000	994,688 (d)(f)
GS Mortgage Securities Trust, 2020-GC45 A5	2.911%	2/13/53	380,000	347,015
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	8.384%	5/15/38	1,760,000	1,741,967 (d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	1,450,000	388,207 (d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN XHFL, IO	0.600%	1/16/37	2,151,236	7,857 (d)(f)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	7.486%	6/19/37	2,270,609	2,269,939 (d)(f)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.252%	4/15/38	1,023,430	1,016,300 (d)(f)
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	6.229%	11/15/36	1,903,705	1,875,550 (d)(f)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	2.907%	6/25/37	62,458	33,416 (f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,325,796 (d)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	330,000	344,922
OBX Trust, 2023-NQM3 A1	5.949%	2/25/63	1,635,793	1,640,065 (d)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	1,506,952	1,530,627 (d)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	1,452,083	1,478,967 (d)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.337%	1/15/39	390,000	385,939 (d)(f)
SREIT Trust, 2021-MFP A (1 mo. Term SOFR + 0.845%)	6.182%	11/15/38	621,961	614,835 (d)(f)
SREIT Trust, 2021-PALM B (1 mo. Term SOFR + 0.924%)	6.261%	10/15/34	1,930,000	1,894,337 (d)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	279,504	270,305
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	6.162%	2/25/46	907,723	826,571 (f)
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.641%	4/15/54	3,898,901	274,400 (f)

Total Collateralized Mortgage Obligations (Cost — $53,101,460)				52,354,273
Non-U.S. Treasury Inflation Protected Securities — 4.7%
Brazil — 2.1%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	15,001,491 BRL	2,645,535
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	35,604,806 BRL	6,321,224
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	22,036,138 BRL	3,873,581
Total Brazil				12,840,340
United Kingdom — 0.6%
United Kingdom Inflation-Linked Gilt, Bonds	0.125%	3/22/68	4,342,324 GBP	3,631,306 (e)
Uruguay — 2.0%
Uruguay Government International Bond, Senior Notes	4.250%	4/5/27	322,973,145 UYU	8,209,351
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	151,395,162 UYU	3,987,182
Total Uruguay				12,196,533

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $36,695,507)				28,668,179
Sovereign Bonds — 3.5%
Brazil — 0.2%
Brazil Letras do Tesouro Nacional, Bills	0.000%	1/1/26	6,687,000 BRL	1,022,204
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,446,000 BRL	417,860
Total Brazil				1,440,064
Chile — 0.7%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	4,040,000,000 CLP	4,244,626
Mexico — 2.0%
Mexican Bonos, Bonds	8.000%	11/7/47	51,280,000 MXN	2,125,332
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — continued
Mexican Bonos, Senior Notes	7.750%	11/13/42	162,580,000 MXN	$6,664,130
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	3,720,000	3,644,044
Total Mexico				12,433,506
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000	261,489 (d)
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	251,000,000 INR	3,068,221

Total Sovereign Bonds (Cost — $27,278,254)				21,447,906
Asset-Backed Securities — 0.1%
Bear Stearns Asset Backed Securities Trust, 2007-SD2 2A1 (1 mo. Term SOFR + 0.914%)	6.192%	9/25/46	21,331	20,313 (f)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	6.651%	10/15/37	768,903	760,251 (d)(f)

Total Asset-Backed Securities (Cost — $736,798)				780,564
Total Investments before Short-Term Investments (Cost — $922,319,922)				854,488,413
			Shares
Short-Term Investments — 1.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $10,442,929)	5.235%		10,442,929	10,442,929 (h)(i)
Total Investments — 141.9% (Cost — $932,762,851)				864,931,342
Liabilities in Excess of Other Assets — (41.9)%				(255,552,749)
Total Net Assets — 100.0%				$609,378,593

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $10,442,929 and the cost was $10,442,929 (Note 2).

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Inflation-Linked Opportunities & Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLP	—	Chilean Peso
CMT	—	Constant Maturity Treasury
GBP	—	British Pound
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At August 31, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	5.450%	6/5/2024	9/5/2024	$255,707,866	U.S. Treasury Inflation Protected Securities	$263,111,350
				$255,707,866		$263,111,350

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Copper	260	12/24	$28,096,489	$27,374,750	$(721,739)
U.S. Treasury 10-Year Notes	255	12/24	29,113,157	28,958,437	(154,720)
					(876,459)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	339	12/24	42,024,820	41,739,375	285,445
U.S. Treasury Ultra Long-Term Bonds	11	12/24	1,470,633	1,451,312	19,321
					304,766
Net unrealized depreciation on open futures contracts					$(571,693)
At August 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,597,773	USD	812,873	Goldman Sachs Group Inc.	9/4/24	$2,543
BRL	4,597,774	USD	812,697	Goldman Sachs Group Inc.	9/4/24	2,720
USD	812,873	BRL	4,597,773	Goldman Sachs Group Inc.	9/4/24	(2,543)
USD	836,567	BRL	4,597,773	Goldman Sachs Group Inc.	9/4/24	21,151
BRL	4,597,773	USD	833,923	Goldman Sachs Group Inc.	10/2/24	(21,171)
EUR	25,500	USD	27,739	Bank of America N.A.	10/18/24	512
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	461,771,109	USD	5,513,619	Citibank N.A.	10/18/24	$(16,867)
JPY	566,774,195	USD	3,579,623	Citibank N.A.	10/18/24	325,081
USD	3,624,414	JPY	566,774,195	Citibank N.A.	10/18/24	(280,290)
USD	3,143,220	UYU	127,583,301	Citibank N.A.	10/18/24	(6,674)
MYR	34,375,037	USD	7,358,458	Goldman Sachs Group Inc.	10/18/24	619,188
USD	3,822,802	GBP	2,977,592	Goldman Sachs Group Inc.	10/18/24	(89,144)
USD	7,398,846	MYR	34,375,037	Goldman Sachs Group Inc.	10/18/24	(578,800)
MXN	151,551,883	USD	8,296,439	JPMorgan Chase & Co.	10/18/24	(658,621)
USD	3,899,399	CLP	3,566,117,405	Morgan Stanley & Co. Inc.	10/18/24	(751)
Net unrealized depreciation on open forward foreign currency contracts						$(683,666)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At August 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$35,993,000	6/20/29	5.000% quarterly	$2,574,452	$2,297,092	$277,360
Markit CDX.NA.IG.42 Index	119,895,000	6/20/29	1.000% quarterly	2,658,380	2,432,172	226,208
Total	$155,888,000			$5,232,832	$4,729,264	$503,568

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$6,020,000	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$85,212	—	$85,212

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Inflation-Linked Opportunities & Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	5.320%

Abbreviation(s) used in this table:
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities. The Fund may invest up to 100% of its total managed assets in non-U.S. dollar investments. The Fund may also invest up to 40% of its total managed assets in below investment grade securities. If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$686,615,332	—	$686,615,332
Corporate Bonds & Notes	—	64,622,159	—	64,622,159
Collateralized Mortgage Obligations	—	52,354,273	—	52,354,273
Non-U.S. Treasury Inflation Protected Securities	—	28,668,179	—	28,668,179
Sovereign Bonds	—	21,447,906	—	21,447,906
Asset-Backed Securities	—	780,564	—	780,564
Total Long-Term Investments	—	854,488,413	—	854,488,413
Short-Term Investments†	$10,442,929	—	—	10,442,929
Total Investments	$10,442,929	$854,488,413	—	$864,931,342
Other Financial Instruments:
Futures Contracts††	$304,766	—	—	$304,766
Forward Foreign Currency Contracts††	—	$971,195	—	971,195
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	503,568	—	503,568
OTC Total Return Swaps	—	85,212	—	85,212
Total Other Financial Instruments	$304,766	$1,559,975	—	$1,864,741
Total	$10,747,695	$856,048,388	—	$866,796,083

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$876,459	—	—	$876,459
Forward Foreign Currency Contracts††	—	$1,654,861	—	1,654,861
Total	$876,459	$1,654,861	—	$2,531,320

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected in such company for the period ended August 31, 2024.

	Affiliate Value at November 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,220,030	$214,307,461	214,307,461	$221,084,562	221,084,562

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$363,418	—	$10,442,929

Western Asset Inflation-Linked Opportunities & Income Fund 2024 Quarterly Report